Schedule of Investments (unaudited) December 31, 2019	BlackRock Capital Appreciation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.3%

Aerospace & Defense — 1.1%
Boeing Co.	112,834	$36,756,804

Automobiles — 0.5%
Ferrari NV	92,149	15,254,345

Beverages — 1.4%
Constellation Brands, Inc., Class A	237,459	45,057,845

Biotechnology — 1.3%
Vertex Pharmaceuticals, Inc. (a)	193,966	42,468,856

Capital Markets — 4.0%
CME Group, Inc.	268,161	53,825,276
S&P Global, Inc.	284,481	77,677,537

		131,502,813

Chemicals — 1.7%
Sherwin-Williams Co.	95,924	55,975,491

Commercial Services & Supplies — 0.8%
Waste Management, Inc.	240,753	27,436,212

Containers & Packaging — 1.3%
Ball Corp.	645,160	41,722,497

Electronic Equipment, Instruments & Components — 1.1%
Keysight Technologies, Inc. (a)(b)	356,520	36,589,648

Entertainment — 2.8%
Netflix, Inc. (a)	283,524	91,739,861

Equity Real Estate Investment Trusts (REITs) — 2.3%
Prologis, Inc.	207,188	18,468,738
SBA Communications Corp.	238,320	57,432,737

		75,901,475

Health Care Equipment & Supplies — 5.1%
Align Technology, Inc. (a)	191,940	53,558,938
Boston Scientific Corp. (a)	1,027,889	46,481,141
Intuitive Surgical, Inc. (a)(b)	116,062	68,610,051

		168,650,130

Health Care Providers & Services — 2.7%
Humana, Inc.	50,941	18,670,895
UnitedHealth Group, Inc.	233,724	68,710,182

		87,381,077

Hotels, Restaurants & Leisure — 0.5%
Domino’s Pizza, Inc.	61,649	18,111,243

Industrial Conglomerates — 1.7%
Honeywell International, Inc.	99,573	17,624,421
Roper Technologies, Inc.	107,926	38,230,627

		55,855,048

Interactive Media & Services — 9.8%
Alphabet, Inc., Class A (a)	81,398	109,023,667
Facebook, Inc., Class A (a)	604,278	124,028,059
IAC/InterActiveCorp (a)	353,878	88,154,549

		321,206,275

Internet & Direct Marketing Retail — 11.6%
Alibaba Group Holding Ltd. — ADR (a)	347,266	73,655,119
Amazon.com, Inc. (a)	138,492	255,911,057
MercadoLibre, Inc. (a)	90,206	51,592,420

		381,158,596

IT Services — 11.7%
GoDaddy, Inc., Class A (a)	355,415	24,139,787
Mastercard, Inc., Class A	501,446	149,726,761
PayPal Holdings, Inc. (a)	277,334	29,999,219
Shopify, Inc., Class A (a)(b)	42,617	16,943,667

Security	Shares	Value

IT Services (continued)
Visa, Inc., Class A	877,576	$164,896,530

		385,705,964

Life Sciences Tools & Services — 2.3%
Illumina, Inc. (a)(b)	72,203	23,952,623
IQVIA Holdings, Inc. (a)	330,137	51,009,468

		74,962,091

Pharmaceuticals — 2.8%
Novartis AG — ADR	454,620	43,047,968
Zoetis, Inc.	378,300	50,068,005

		93,115,973

Professional Services — 3.6%
CoStar Group, Inc. (a)	129,547	77,507,970
TransUnion	496,503	42,505,622

		120,013,592

Road & Rail — 1.0%
Union Pacific Corp.	174,784	31,599,199

Semiconductors & Semiconductor Equipment — 3.4%
ASML Holding NV, Registered Shares	257,353	76,161,047
Xilinx, Inc.	370,853	36,258,298

		112,419,345

Software — 18.3%
Adobe, Inc. (a)	272,714	89,943,804
Autodesk, Inc. (a)	304,823	55,922,828
Coupa Software, Inc. (a)(b)	132,629	19,396,991
Intuit, Inc.	276,302	72,371,783
Microsoft Corp.	1,213,040	191,296,408
salesforce.com, Inc. (a)	566,683	92,165,323
ServiceNow, Inc. (a)	291,377	82,261,555

		603,358,692

Specialty Retail — 2.7%
Burlington Stores, Inc. (a)	189,434	43,196,635
Lowe’s Cos., Inc.	378,490	45,327,962

		88,524,597

Technology Hardware, Storage & Peripherals — 2.1%
Apple Inc.	239,498	70,328,588

Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	557,646	56,495,116

Total Common Stocks — 99.3% (Cost: $1,888,078,285)		3,269,291,373

Preferred Stocks — 0.9%

Software — 0.9%
Palantir Technologies, Inc., Series I (Acquired 02/07/14, cost $31,222,542) (a)(c)(d)	5,093,400	30,152,928

Total Preferred Stocks — 0.9% (Cost: $31,222,542)		30,152,928

Total Long-Term Investments — 100.2% (Cost: $1,919,300,827)		3,299,444,301

Short-Term Securities — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51% (e)(g)	1,363,654	1,363,654
SL Liquidity Series, LLC, Money Market Series, 1.80% (e)(f)(g)	22,629,817	22,634,343

Total Short-Term Securities — 0.7% (Cost: $23,997,997)		23,997,997

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Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Capital Appreciation Fund, Inc. (Percentages shown are based on Net Assets)

Value

Total Investments — 100.9% (Cost: $1,943,298,824)	$3,323,442,298

Liabilities in Excess of Other Assets — (0.9)%	(30,806,665)

Net Assets — 100.0%	$3,292,635,633

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $30,152,928, representing 0.9% of its net assets as of period end, and an original cost of $31,222,542.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	19,451,302	(18,087,648)	1,363,654	$1,363,654	$48,943		$51	$—
SL Liquidity Series, LLC, Money Market Series	7,574,799	15,055,018	22,629,817	22,634,343	15,342	(b)	—	—

				$23,997,997	$64,285		$51	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

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Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Capital Appreciation Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$3,269,291,373	$—	$—	$3,269,291,373
Preferred Stocks(a)	—	—	30,152,928	30,152,928
Short-Term Securities	1,363,654	—	—	1,363,654

Subtotal	$3,270,655,027	$—	$30,152,928	$3,300,807,955

Investments Valued at Net Asset Value (“NAV”)(b)				22,634,343

Total Investments				$3,323,442,298

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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